UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------

This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Andor Capital Management, L.L.C.
Address:      4 Stamford Plaza
              107 Elm Street, 7th Floor
              Stamford, CT 06902

Form 13F File Number:  028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kevin E. O'Brien
Title:        Chief General Counsel
Phone:        203-588-2000

Signature, Place, and Date of Signing:

/s/ Kevin E. O'Brien                Stamford, CT               November 14, 2005
-------------------------           -------------              -----------------
[Signature]                         [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                    ----------
Form 13F Information Table Entry Total:                     69
                                                    ----------
Form 13F Information Table Value Total:             $2,391,065
                                                    ----------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                              Andor Capital Management, L.L.C.
                                                Form 13F Information Table
                                              Quarter Ended September 30, 2005


                    TITLE                   VALUE        SHARES/     SH/   PUT/    INVSTMT     OTHER          VOTING AUTHORITY
NAME OF ISSUER      OF CLASS   CUSIP      (x$1,000)      PRN AMT     PRN   CALL    DSCRETN    MANAGERS    SOLE        SHARED  NONE
--------------      --------   -----      ---------      -------     ---   ----    -------    --------    ----        ------  ----

-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP           COM        885535104        67         16,500    SH             SOLE                  16,500
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED ENERGY
INDS INC            COM        007973100     2,873        267,000    SH             SOLE                 267,000
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO
DEVICES INC         COM        007903107    33,566      1,332,000    SH             SOLE               1,332,000
-----------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC       COM        00845V308       161         15,426    SH             SOLE                  15,426
-----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC      COM        023135106    26,954        595,000    SH             SOLE                 595,000
-----------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES INC  COM        032654105    27,149        731,000    SH             SOLE                 731,000
-----------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC   COM        038222105   112,021      6,605,000    SH             SOLE               6,605,000
-----------------------------------------------------------------------------------------------------------------------------------
ARRIS GROUP INC     COM        04269Q100     6,262        528,000    SH             SOLE                 528,000
-----------------------------------------------------------------------------------------------------------------------------------
ATHEROS
COMMUNICATIONS INC  COM        04743P108     3,192        327,000    SH             SOLE                 327,000
-----------------------------------------------------------------------------------------------------------------------------------
ATI TECHNOLOGIES
INC                 COM        001941103    23,322      1,673,000    SH             SOLE               1,673,000
-----------------------------------------------------------------------------------------------------------------------------------
ATMI INC            COM        00207R101     6,200        200,000    SH             SOLE                 200,000
-----------------------------------------------------------------------------------------------------------------------------------
AVAYA INC           COM        053499109       481         46,694    SH             SOLE                  46,694
-----------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP       CL A       111320107   114,485      2,440,000    SH             SOLE               2,440,000
-----------------------------------------------------------------------------------------------------------------------------------
CERNER CORP         COM        156782104    26,253        302,000    SH             SOLE                 302,000
-----------------------------------------------------------------------------------------------------------------------------------
COGNIZANT
TECHNOLOGY SOLUTIO  CL A       192446102   101,333      2,175,000    SH             SOLE               2,175,000
-----------------------------------------------------------------------------------------------------------------------------------
CREDENCE SYS CORP   COM        225302108     4,810        602,000    SH             SOLE                 602,000
-----------------------------------------------------------------------------------------------------------------------------------
EBAY INC            COM        278642103    53,140      1,289,800    SH             SOLE               1,289,800
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS
INC                 COM        285512109    78,622      1,382,000    SH             SOLE               1,382,000
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FOR
IMAGING INC         COM        286082102     5,070        221,000    SH             SOLE                 221,000
-----------------------------------------------------------------------------------------------------------------------------------
FILENET CORP        COM        316869106     5,580        200,000    SH             SOLE                 200,000
-----------------------------------------------------------------------------------------------------------------------------------
FREESCALE
SEMICONDUCTOR INC   CL B       35687M206       781         33,124    SH             SOLE                  33,124
-----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC          CL A       38259P508   140,034        442,500    SH             SOLE                 442,500
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO      COM        406216101    91,200      1,331,000    SH             SOLE               1,331,000
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED DEVICE
TECHNOLOGY I        COM        458118106     4,887        455,000    SH             SOLE                 455,000
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON
SOLUTION            COM        45812P107       840        100,000    SH             SOLE                 100,000
-----------------------------------------------------------------------------------------------------------------------------------
INTERSIL CORP       CL A       46069S109    38,071      1,748,000    SH             SOLE               1,748,000
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
BUSINESS MACHS      COM        459200101    57,117        712,000    SH             SOLE                 712,000
-----------------------------------------------------------------------------------------------------------------------------------
JAMDAT MOBILE INC   COM        47023T100     5,387        256,500    SH             SOLE                 256,500
-----------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP   COM        46612J101    21,316      9,602,000    SH             SOLE               9,602,000
-----------------------------------------------------------------------------------------------------------------------------------

                                               Andor Capital Management, L.L.C.
                                                Form 13F Information Table
                                              Quarter Ended September 30, 2005


                    TITLE                   VALUE        SHARES/     SH/   PUT/    INVSTMT     OTHER          VOTING AUTHORITY
NAME OF ISSUER      OF CLASS   CUSIP      (x$1,000)      PRN AMT     PRN   CALL    DSCRETN    MANAGERS    SOLE        SHARED  NONE
--------------      --------   -----      ---------      -------     ---   ----    -------    --------    ----        ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS
INC                 COM        48203R104   146,679      6,163,000    SH             SOLE               6,163,000
-----------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP     COM        482480100    84,745      1,738,000    SH             SOLE               1,738,000
-----------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP   COM        512807108     6,673        219,000    SH             SOLE                 219,000
-----------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY
CORP                COM        535678106    18,118        482,000    SH             SOLE                 482,000
-----------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES
INC                 COM        549463107    58,045     17,860,000    SH             SOLE              17,860,000
-----------------------------------------------------------------------------------------------------------------------------------
MARVELL TECHNOLOGY
GROUP LTD           ORD        G5876H105   116,474      2,526,000    SH             SOLE               2,526,000
-----------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP         COM NEW    577729205       936        212,800    SH             SOLE                 212,800
-----------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR
MATLS INC           COM        552715104    42,207      1,852,000    SH             SOLE               1,852,000
-----------------------------------------------------------------------------------------------------------------------------------
MICROSEMI CORP      COM        595137100     3,754        147,000    SH             SOLE                 147,000
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP      COM        594918104   136,549      5,307,000    SH             SOLE               5,307,000
-----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC        COM        620076109   140,426      6,357,000    SH             SOLE               6,357,000
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL
VARCO INC           COM        637071101    26,188        398,000    SH             SOLE                 398,000
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL PARTNERS INC CL A       65333F107    24,196        964,000    SH             SOLE                 964,000
-----------------------------------------------------------------------------------------------------------------------------------
NOVELLUS SYS INC    COM        670008101    31,827      1,269,000    SH             SOLE               1,269,000
-----------------------------------------------------------------------------------------------------------------------------------
OMNIVISION
TECHNOLOGIES INC    COM        682128103     6,310        500,000    SH             SOLE                 500,000
-----------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYS INC    COM NEW    683718308     6,599        367,000    SH             SOLE                 367,000
-----------------------------------------------------------------------------------------------------------------------------------
PLX TECHNOLOGY INC  COM        693417107     4,353        522,000    SH             SOLE                 522,000
-----------------------------------------------------------------------------------------------------------------------------------
PMC-SIERRA INC      COM        69344F106     4,643        527,000    SH             SOLE                 527,000
-----------------------------------------------------------------------------------------------------------------------------------
PORTALPLAYER INC    COM        736187204     8,970        327,000    SH             SOLE                 327,000
-----------------------------------------------------------------------------------------------------------------------------------
POWER INTERGRATIONS
INC                 COM        739276103     4,631        213,000    SH             SOLE                 213,000
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC        COM        747525103   138,457      3,094,000    SH             SOLE               3,094,000
-----------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP        COM DSSG   747906204       556        180,000    SH             SOLE                 180,000
-----------------------------------------------------------------------------------------------------------------------------------
RF MICRO DEVICES
INC                 COM        749941100     4,865        861,000    SH             SOLE                 861,000
-----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD    COM        806857108    80,836        958,000    SH             SOLE                 958,000
-----------------------------------------------------------------------------------------------------------------------------------
SILICON STORAGE
TECHNOLOGY I        COM        827057100     7,930      1,474,000    SH             SOLE               1,474,000
-----------------------------------------------------------------------------------------------------------------------------------
SIRF TECHNOLOGY
HLDGS INC           COM        82967H101     7,231        240,000    SH             SOLE                 240,000
-----------------------------------------------------------------------------------------------------------------------------------
SKYWORKS
SOLUTIONS INC       COM        83088M102     4,682        667,000    SH             SOLE                 667,000
-----------------------------------------------------------------------------------------------------------------------------------
SYNAPTICS INC       COM        87157D109     6,918        368,000    SH             SOLE                 368,000
-----------------------------------------------------------------------------------------------------------------------------------
TELLABS INC         COM        879664100     1,052        100,000    SH             SOLE                 100,000
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC    COM        882508104   139,838      4,125,000    SH             SOLE               4,125,000
-----------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC     COM        887317105     2,445        135,000    SH             SOLE                 135,000
-----------------------------------------------------------------------------------------------------------------------------------


                                               Andor Capital Management, L.L.C.
                                                Form 13F Information Table
                                               Quarter Ended September 30, 2005


                    TITLE                   VALUE        SHARES/     SH/   PUT/    INVSTMT     OTHER          VOTING AUTHORITY
NAME OF ISSUER      OF CLASS   CUSIP      (x$1,000)      PRN AMT     PRN   CALL    DSCRETN    MANAGERS    SOLE        SHARED  NONE
--------------      --------   -----      ---------      -------     ---   ----    -------    --------    ----        ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
TRIDENT
MICROSYSTEMS INC    COM        895919108     4,772        150,000    SH             SOLE                 150,000
-----------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP  COM        91913Y100    26,456        234,000    SH             SOLE                 234,000
-----------------------------------------------------------------------------------------------------------------------------------
VARIAN
SEMICONDUCTOR
EQUIPMN             COM        922207105     6,779        160,000    SH             SOLE                 160,000
-----------------------------------------------------------------------------------------------------------------------------------
VERINT SYS INC      COM        92343X100     3,275         80,000    SH             SOLE                  80,000
-----------------------------------------------------------------------------------------------------------------------------------
WESTELL
TECHNOLOGIES INC    CL A       957541105       291         80,000    SH             SOLE                  80,000
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN
DIGITAL CORP        COM        958102105    12,697        982,000    SH             SOLE                 982,000
-----------------------------------------------------------------------------------------------------------------------------------
WIND RIVER SYS INC  COM        973149107     3,039        235,000    SH             SOLE                 235,000
-----------------------------------------------------------------------------------------------------------------------------------
XEROX CORP          COM        984121103    17,718      1,298,000    SH             SOLE               1,298,000
-----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC           COM        984332106    57,731      1,706,000    SH             SOLE               1,706,000
-----------------------------------------------------------------------------------------------------------------------------------


REPORT SUMMARY:     69 DATA RECORDS       $ 2,391,065 FMV (in thousands)